UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2012

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		LaFleur & Godfrey, Inc.
Address:	2900 Charlevoix Drive
		Grand Rapids, MI  49546

Form 13F File Number:	28-12331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel VanTimmeren
Title:		Vice-President
Phone:		616-942-1580

Signature, Place, and Date of Signing:

		Daniel VanTimmeren	Grand Rapids, Michigan	05/16/2012

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting

	manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     6227    69502 SH       Sole                    69502
APACHE CORP                    COM              037411105     4919    55973 SH       Sole                    55973
APPLE INC COM                  COM              037833100    17307    29636 SH       Sole                    29636
BARRICK GOLD CORP              COM              067901108    15088   401609 SH       Sole                   401609
BHP BILLITON LTD SPONSORED ADR COM              088606108     2396    36693 SH       Sole                    36693
C.H. ROBINSON WORLDWIDE INC    COM              12541W209     3670    62702 SH       Sole                    62702
CANADIAN NATL RY CO COM        COM              136375102      772     9155 SH       Sole                     9155
CF INDS HLDGS INC COM          COM              125269100     1167     6025 SH       Sole                     6025
CHEVRONTEXACO CORP             COM              166764100     4399    41694 SH       Sole                    41694
CHURCH & DWIGHT INC COM        COM              171340102     7554   136175 SH       Sole                   136175
CISCO SYSTEMS INC              COM              17275R102     1566    91211 SH       Sole                    91211
CME GROUP INC COM              COM              12572Q105     1760     6565 SH       Sole                     6565
COMMONWEALTH BK AUST SPONSORED COM              202712600      856    15950 SH       Sole                    15950
CONOCOPHILLIPS                 COM              20825C104    22976   411170 SH       Sole                   411170
COPART INC COM                 COM              217204106     5463   230591 SH       Sole                   230591
DENTSPLY INTL INC NEW          COM              249030107     3744    99009 SH       Sole                    99009
DR PEPPER SNAPPLE GRP COM      COM              26138E109     3416    78080 SH       Sole                    78080
E M C CORP MASS                COM              268648102     5116   199599 SH       Sole                   199599
ECOLAB INC COM                 COM              278865100     5757    84013 SH       Sole                    84013
EMERSON ELECTRIC CO            COM              291011104     1519    32605 SH       Sole                    32605
EXXON  MOBIL CORP              COM              30231G102      339     3961 SH       Sole                     3961
GENTEX CORP                    COM              371901109    23714  1136288 SH       Sole                  1136288
HARRIS CORP                    COM              413875105      405     9675 SH       Sole                     9675
HOLOGIC INC COM                COM              436440101     2406   133347 SH       Sole                   133347
INTEL CORP                     COM              458140100    20438   766897 SH       Sole                   766897
INTUITIVE SURGICAL INC         COM              46120E602    20481    36983 SH       Sole                    36983
JOHNSON & JOHNSON              COM              478160104     6529    96638 SH       Sole                    96638
JOHNSON CONTROLS               COM              478366107     3962   142974 SH       Sole                   142974
K12 INC COM                    COM              48273U102      589    25283 SH       Sole                    25283
LKQ CORP COM                   COM              501889208     5309   159120 SH       Sole                   159120
MASIMO CORP COM                COM              574795100     1318    58905 SH       Sole                    58905
MEDTRONIC INC                  COM              585055106     3342    86283 SH       Sole                    86283
MICROSOFT CORP                 COM              594918104    15573   509103 SH       Sole                   509103
MONSANTO CO NEW                COM              61166W101     4828    58325 SH       Sole                    58325
NEWMONT MINING CORP            COM              651639106    17664   364125 SH       Sole                   364125
NOVARTIS AG-ADR                COM              66987V109     3696    66127 SH       Sole                    66127
PAYCHEX INC                    COM              704326107     6200   197385 SH       Sole                   197385
PEPSICO INC                    COM              713448108     5798    82053 SH       Sole                    82053
PERRIGO CO                     COM              714290103    20259   171787 SH       Sole                   171787
PHILLIPS 66 COM                COM              718546104     1471    44260 SH       Sole                    44260
PROCTER & GAMBLE CO            COM              742718109     6655   108646 SH       Sole                   108646
R.H. DONNELLEY CORP            COM              74955W307        0    12000 SH       Sole                    12000
RAYONIER INC COM               COM              754907103     6509   144976 SH       Sole                   144976
RESMED INC COM                 COM              761152107     3794   121601 SH       Sole                   121601
ROYAL BK CDA MONTREAL COM      COM              780087102     2235    43633 SH       Sole                    43633
SOUTHWESTERN ENERGY CO COM     COM              845467109     3060    95838 SH       Sole                    95838
STANLEY BLACK & DECKER COM     COM              854502101      612     9505 SH       Sole                     9505
STERICYCLE INC COM             COM              858912108     5291    57720 SH       Sole                    57720
STRYKER CORP                   COM              863667101     1806    32770 SH       Sole                    32770
TEVA PHARMACEUTCL INDS ADR     COM              881624209     2909    73760 SH       Sole                    73760
VALMONT INDS INC COM           COM              920253101     3375    27896 SH       Sole                    27896
VARIAN MED SYS INC COM         COM              92220p105    18865   310425 SH       Sole                   310425
WOODWARD INC                   COM              980745103     5173   131169 SH       Sole                   131169
SPDR GOLD TRUST                                 78463V107     6280    40465 SH       Sole                    40465

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Value Total:	346557 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE